OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2013
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

11. OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

	December 31,
	2012	2013
	US$	US$
Long-term prepaid debt insurance cost	315	311
Long-term prepaid rental expenses	118	3
Long-term prepaid compensation cost	337	230
Deposits for financing arrangement	859	1,358
Unamortized service fees	187	299
Long-term prepaid guarantee fee	197	19
Total	2,013	2,220

Deposit for financing arrangement and unamortized service fee represent the refundable deposits and nonrefundable service fees paid to IEL for arrangements to sell certain power generation assets and simultaneously leased back the assets. In August 2012, Liyuan sold assets to IEL for US$7,151 and simultaneously leased back the assets for three years at a monthly lease payment of US$219. The implicit interest rate on the lease payments is 6.5% per annum which is determined based on 0.35% above the benchmark interest rate announced by the People’s Bank of China for 1 to 3 years loans. In December 2013, Dazhaihe sold assets to IEL for US$3,876 and simultaneously leased back the assets for five years at a quarterly lease payment of US$230. The implicit interest rate on the lease payments is 6.72% per annum which is determined based on 0.32% above the benchmark interest rate announced by the People’s Bank of China for 3 to 5 years loans. As the Company retained substantially all of the benefits and risks from the ownership of the leased assets, the arrangements were accounted for as financing from IEL in accordance with ASC 840-40, Sale-leaseback transactions (Note 15). Pursuant to the agreements, the Company paid refundable deposits of US$858 and US$465 to IEL for the financing arrangements in 2012 and 2013, respectively. The deposits will be repaid to the Company at the end of the lease period.  The Company also paid nonrefundable service fees of US$354 and US$281 to IEL in 2012 and 2013, respectively, which are amortized over the lease terms under the effective interest method.